Related parties (Detail 1) SFr in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2018 CHF (SFr)		Dec. 31, 2018 USD ($)	Dec. 31, 2017 CHF (SFr)		Dec. 31, 2017 USD ($)	Dec. 31, 2016 CHF (SFr)		Dec. 31, 2016 USD ($)
Remuneration Of Key Management Personnel [Line Items]
Base salaries and other cash payments	[1]			$ 27			$ 25			$ 25
Incentive awards - cash	[2]			15			15			11
Annual incentive award under DCCP				22			22			22
Employer's contributions to retirement benefit plans				3			3			3
Benefits in kind, fringe benefits (at market value)				2			2			2
Equity-based compensation	[3]			40			40			42
Total		SFr 107	[4]	$ 109	SFr 106	[4]	$ 106	SFr 104	[4]	$ 105
Vesting period of shares granted to key management personnel		5 years		5 years	5 years		5 years	5 years		5 years
Applicable performance award currency exchange rate		0.98		0.98	1		1	0.99		0.99
UBS AG
Remuneration Of Key Management Personnel [Line Items]
Base salaries and other cash payments	[1]			$ 25			$ 24			$ 24
Incentive awards - cash	[2]			14			13			10
Annual incentive award under DCCP				21			20			20
Employer's contributions to retirement benefit plans				3			3			2
Benefits in kind, fringe benefits (at market value)				2			2			2
Equity-based compensation	[3]			38			36			39
Total		SFr 100	[4]	$ 102	SFr 98	[4]	$ 98	SFr 97	[4]	$ 98
Vesting period of shares granted to key management personnel		5 years		5 years	5 years		5 years	5 years		5 years
Applicable performance award currency exchange rate		0.98		0.98	1		1	0.99		0.99

[1]	Includes role-based allowances in line with market practice in response to regulatory requirements
[2]	The cash portion may also include blocked shares in line with regulatory requirements.
[3]
Expenses for shares granted are calculated at grant date of the respective award and allocated over the vesting period of generally 5 years. Refer to Note 30 for more information. In 2018, 2017 and 2016, equity-based compensation was entirely comprised of EOP awards.

[4]
Swiss franc amounts disclosed represent the respective US dollar amounts translated at the applicable performance award currency exchange rates (2018: CHF / USD 0.98; 2017: CHF / USD 1.00; 2016: CHF / USD 0.99).